Provisions - Summary of Changes in Provisions (Parenthetical) (Detail) $ in Millions	12 Months Ended
Jan. 31, 2020 CAD ($)
Disclosure of Provisions [line items]
Reversed during the year	$ 40.9
Other Provision [member]
Disclosure of Provisions [line items]
Reversed during the year	40.8
Other Provision [member] | Patent infringement litigation cases [member]
Disclosure of Provisions [line items]
Reversed during the year	$ 40.5